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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment           [ ] Amendment Number: __________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.       New York, NY       May 15, 2013
------------------------       -------------      ------------
      (Signature)              (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  9
Form 13F Information Table Value Total:  547,886 (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

Column 1                       Column 2     Column 3  Column 4         Column 5         Column 6  Column 7        Column 8
--------------------------- -------------- --------- ---------- ---------------------- ---------- -------- ----------------------
                                                                                                              Voting Authority
                                                        Value     Shrs or         Put/ Investment  Other   ----------------------
Name of Issuer              Title of Class   Cusip   (X $1,000)   prn amt  SH/PRN Call Discretion Managers   Sole    Shared  None
--------------------------- -------------- --------- ---------- ---------- ------ ---- ---------- -------- --------- ------- ----
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140    2,460      90,385    SH           SOLE                90,385       0    0
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140   11,024     405,000    SH          SHARED                    0 405,000    0
DELPHI AUTOMOTIVE PLC       SHS            G27823106   79,912   1,799,817    SH           SOLE             1,799,817       0    0
ASBURY AUTOMOTIVE GROUP INC COM            043436104  115,129   3,137,873    SH           SOLE             3,137,873       0    0
DINEEQUITY INC              COM            254423106  161,819   2,352,356    SH           SOLE             2,352,356       0    0
FUTUREFUEL CORPORATION      COM            36116M106   15,595   1,283,525    SH           SOLE             1,283,525       0    0
PVH CORP                    COM            693656100   83,003     777,108    SH           SOLE               777,108       0    0
SUNSTONE HOTEL INVS INC NEW COM            867892101   10,776     875,353    SH           SOLE               875,353       0    0
WEX INC                     COM            96208T104   68,168     868,387    SH           SOLE               868,387       0    0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.